Income Taxes (Details) - Schedule of Net Change Valuation Allowance of Deferred Tax Assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Change Valuation Allowance of Deferred Tax Assets [Abstract]
Beginning Balance	¥ 382,720	¥ 401,539
Additions-change to tax expense	84,941	39,432	¥ 66,093
NOL Reductions/expirations	(63,979)	(58,251)	(20,848)
Ending Balance	¥ 403,682	¥ 382,720	¥ 401,539